Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 4, 2011
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVGRX

Global Alpha Fund (Prospectus Summary) | Global Alpha Fund
Fund Summary
Investment Objective
This fund seeks total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Alpha Fund Class I
Management fees	1.10%
Other expenses (including shareholder services fees)	0.54%
Total annual fund operating expenses	1.64%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Alpha Fund Class I	167	517	892	1,944

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 2.91%
of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options or forward contracts, which should enable the fund's portfolio managers to implement investment decisions quickly and cost-effectively. The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), mortgage related securities, asset-backed securities, and money market instruments, to provide exposure to bond markets and for liquidity and income. The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misevaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund's portfolio manager to allocate effectively the fund's assets equities, bonds and currencies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.
Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The bar chart and tables provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class I

Best Quarter Q3, 2009: 17.71% Worst Quarter Q4, 2008: -15.31%

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from
those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The hybrid index is composed of 60% Morgan Stanley Capital International World
Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Global Alpha Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I returns before taxes	13.68%	0.82%	May 2, 2006
Class I After Taxes on Distributions	Class I returns after taxes on distributions	13.68%	0.23%	May 2, 2006
Class I After Taxes on Distributions and Sales	Class I returns after taxes on distributions and sale of fund shares	8.89%	0.41%	May 2, 2006
Hybrid Index	Hybrid Index reflects no deduction for fees, expenses or taxes	8.78%	2.98%	May 2, 2006
Citigroup World Government Bond Index	Citigroup World Government Bond Index (half-hedged) reflects no deduction for fees, expenses or taxes	4.32%	6.18%	May 2, 2006
Morgan Stanley Capital International World Index	Morgan Stanley Capital International World Index (half-hedged) reflects no deduction for fees, expenses or taxes	11.14%	0.16%	May 2, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
This fund seeks total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 2.91%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.91%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options or forward contracts, which should enable the fund's portfolio managers to implement investment decisions quickly and cost-effectively. The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), mortgage related securities, asset-backed securities, and money market instruments, to provide exposure to bond markets and for liquidity and income. The fund's portfolio managers seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misevaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund's portfolio manager to allocate effectively the fund's assets equities, bonds and currencies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.
Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and tables provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance may be available at www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The hybrid index is composed of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged).
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class I
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter Q3, 2009: 17.71% Worst Quarter Q4, 2008: -15.31%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from
those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The hybrid index is composed of 60% Morgan Stanley Capital International World
Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Global Alpha Fund (Prospectus Summary) | Global Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.31%)
Global Alpha Fund | Hybrid Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hybrid Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Global Alpha Fund | Citigroup World Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup World Government Bond Index (half-hedged) reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Global Alpha Fund | Morgan Stanley Capital International World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index (half-hedged) reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Global Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.10%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Annual Return 2007	rr_AnnualReturn2007	0.44%
Annual Return 2008	rr_AnnualReturn2008	(33.76%)
Annual Return 2009	rr_AnnualReturn2009	25.12%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Global Alpha Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Global Alpha Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006